Biological assets (Tables)	12 Months Ended
Dec. 31, 2020
Biological assets
Schedule of biological assets

For the years ended December 31, 2020, 2019 and 2018, biological assets are as follows:

	Current	Non-current
	biological assets	biological assets	Total
Balance as of January 1, 2020	$2,043,234	1,818,910	3,862,144
Increase due to purchases	686,756	797,039	1,483,795
Sales	—	20,966	20,966
Net increase due to births	264,386	2,507,769	2,772,155
Production cost	35,585,551	1,877,418	37,462,969
Depreciation	—	(2,565,283)	(2,565,283)
Transfers to inventories	(36,786,599)	(2,507,769)	(39,294,368)
Other	219,340	42,480	261,820
Balance as of December 31, 2020	$2,012,668	1,991,530	4,000,198

	Current	Non-current
	biological assets	biological assets	Total
Balance as of January 1, 2019	$2,073,526	1,721,728	3,795,254
Increase due to purchases	510,403	701,764	1,212,167
Sales	—	(73,409)	(73,409)
Net increase due to births	267,773	2,378,419	2,646,192
Production cost	32,894,675	1,761,456	34,656,131
Depreciation	—	(2,262,245)	(2,262,245)
Transfers to inventories	(33,651,137)	(2,378,419)	(36,029,556)
Other	(52,003)	(30,383)	(82,386)
Balance as of December 31, 2019	$2,043,237	1,818,911	3,862,148

	Current	Non-current
	biological assets	biological assets	Total
Balance as of January 1, 2018	$1,942,193	1,617,503	3,559,696
Increase due to purchases	334,710	629,902	964,612
Sales	—	(119,297)	(119,297)
Net increase due to births	274,286	2,292,178	2,566,464
Production cost	33,189,920	1,729,478	34,919,398
Depreciation	—	(2,136,224)	(2,136,224)
Transfers to inventories	(33,690,071)	(2,292,178)	(35,982,249)
Other	22,488	366	22,854
Balance as of December 31, 2018	$2,073,526	1,721,728	3,795,254